Capital Structure - Redeemable Convertible Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	May 06, 2021	Dec. 31, 2021	Dec. 31, 2020	Feb. 29, 2020	Dec. 31, 2019
Temporary Equity [Line Items]
Fair value of the warrants				$ 336
Lightning Systems, Inc | Minimum
Temporary Equity [Line Items]
Gross proceeds from IPO		$ 50,000
Lightning Systems, Inc | Redeemable Convertible Preferred
Temporary Equity [Line Items]
Preferred return (as a percentage)		8.00%
Preferred dividends		$ 0
Cumulative undeclared dividends			$ 8,229
Cumulative undeclared dividends per share			$ 2.24
Percentage of voting power for change of control		50.00%
Lightning Systems, Inc | Series A redeemable convertible preferred stock
Temporary Equity [Line Items]
Ratio of original purchase price per share and preferred accrued but unpaid return per share		1.00
Conversion price of convertible preferred stock			1.00
Balance amount of stock conversion charged to additional paid in capital	$ 18,036
Lightning Systems, Inc | Series B redeemable convertible preferred stock
Temporary Equity [Line Items]
Ratio of original purchase price per share and preferred accrued but unpaid return per share		1.25
Conversion price of convertible preferred stock			1.20
Balance amount of stock conversion charged to additional paid in capital	4,101
Lightning Systems, Inc | Series C redeemable convertible preferred stock
Temporary Equity [Line Items]
Ratio of original purchase price per share and preferred accrued but unpaid return per share		1.25
Conversion price of convertible preferred stock			$ 1.66
Warrant to purchase shares			4,445,783		702,811
Warrant exercise price			$ 1.42		$ 1.66
Fair value of the warrants			$ 336		$ 155
Balance amount of stock conversion charged to additional paid in capital	$ 35,203
Redemption of convertible notes payable			3,000
Cash			$ 3,000
Lightning Systems, Inc | Series B and Series C Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Series B and Series C preferred stockholders (As a percent)		70.00%